Leases - Schedule Of Future Minimum Operating Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Future lease payments:
2024	$ 1,189
2025	446
2026	277
2027	97
Lessee, Operating Lease, Liability, to be Paid, after Year Five	0
Future lease payments	2,009
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(65)
Operating Lease, Liability	$ 1,944	$ 3,225